Securities (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) Security	Dec. 31, 2013 USD ($) Security	Dec. 31, 2012 USD ($)	Jun. 30, 2015 USD ($) Security
Investment [Line Items]
Available For Sale Securities, Amortized Cost	$ 499,443	$ 498,051		$ 461,893
Available For Sale Securities, Gross Unrealized Gains	5,526	4,113		6,269
Available For Sale Securities, Gross Unrealized Losses	(5,161)	(17,953)		(4,079)
Available For Sale Securities, Fair Value	499,808	484,211		464,083
Held To Maturity Securities, Amortized Cost	141,795	150,293		185,160
Held To Maturity Securities, Gross Unrealized Gains	57	0		26
Held To Maturity Securities, Gross Unrealized Losses	(2,164)	(8,651)		(2,251)
Held To Maturity Securities, Fair Value	139,688	141,642		182,935
Available-for-sale Securities, Debt Maturities, Due in one year or less, Amortized Cost	71,547			21,333
Available-for-sale Securities, Debt Maturities, Due after one year through five years, Amortized Cost	219,470			288,752
Available-for-sale Securities, Debt Maturities, Due after five years through 10 years, Amortized Cost	158,076			98,643
Available-for-sale Securities, Debt Maturities, Over 10 years, Amortized Cost	50,350			53,165
Available-for-sale Securities, Debt Maturities, Amortized cost	499,443			461,893
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount, Due in one year or less, Amortized Cost	0			0
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount, Due after one year through five years, Amortized Cost	24,999			36,976
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount, Due after five years through 10 years, Amortized Cost	59,480			94,353
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount, Over 10 years, Amortized Cost	0			0
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount, Subtotal, Amortized Cost	84,479			131,329
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount, Mortgage-backed securities, Amortized Cost	57,316			53,831
Available-for-sale Securities, Debt Maturities, Due in one year or less, Fair Value	71,665			21,482
Available-for-sale Securities, Debt Maturities, Due after one year through five years, Fair Value	219,785			289,470
Available-for-sale Securities, Debt Maturities, Due after five years through 10 years, Fair Value	157,531			98,401
Available-for-sale Securities, Debt Maturities, Over 10 years, Fair Value	50,827			54,730
Available-for-sale Securities, Debt Maturities, Fair Value	499,808			464,083
Held To Maturity Securities, Debt Maturities, Due in one year or less, Fair Value	0			0
Held To Maturity Securities, Debt Maturities, Due after on year through five years, Fair Value	24,609			36,760
Held To Maturity Securities, Debt Maturities, Due after five years through 10 years, Fair Value	57,920			92,861
Held To Maturity Securities, Debt Maturities, Over 10 years, Fair Value	0			0
Held To Maturity Securities, Debt Maturities, Subtotal, Fair Value	82,529			129,621
Held To Maturity Securities, Debt Maturities, Mortgage-backed securities, Fair Value	57,159			53,314
Pledged securities as collateral for public fund deposits and borrowings				508,800
Carrying value of pledged securities	$ 516,500	$ 503,100		$ 506,600
Available For Sale Securities, Less Than 12 Months, Number of Securities | Security	45	223		150
Available For Sale Securities, Less Than 12 Months, Fair Value	$ 83,378	$ 284,094		$ 169,131
Available For Sale Securities, Less Than 12 Months, Gross Unrealized Losses	$ (255)	$ (12,496)		$ (2,141)
Available For Sale Securities, 12 Months or More, Number of Securities | Security	116	43		53
Available For Sale Securities, 12 Months or More, Fair Value	$ 247,879	$ 73,825		$ 101,007
Available For Sale Securities, 12 Months or More, Gross Unrealized Losses	$ (4,906)	$ (5,457)		$ (1,938)
Available For Sale Securities, Total, Number of Securities | Security	161	266		203
Available For Sale Securities, Total, Fair Value	$ 331,257	$ 357,919		$ 270,138
Available For Sale Securities, Total, Gross Unrealized Losses	$ (5,161)	(17,953)		$ (4,079)
Held To Maturity Securities, Less Than 12 Months, Number of Securities | Security	8			47
Held To Maturity Securities, Less Than 12 Months, Fair Value	$ 17,001			$ 151,124
Held To Maturity Securities, Less Than 12 Months, Gross Unrealized Losses	$ (20)			$ (1,735)
Held To Maturity Securities, 12 Months or More, Number of Securities | Security	31			7
Held To Maturity Securities, 12 Months or More, Fair Value	$ 106,951			$ 23,655
Held To Maturity Securities, 12 Months or More, Gross Unrealized Losses	$ (2,144)			$ (516)
Held To Maturity Securities, Total, Number of Securities | Security	39			54
Held To Maturity Securities, Total, Fair Value	$ 123,952			$ 174,779
Held To Maturity Securities, Total, Gross Unrealized Losses	$ (2,164)			(2,251)
Number of debt securities with unrealized losses | Security	200
Debt securities with unrealized losses as percentage of total individual securities' amortized cost basis (in hundredths)	1.60%
Debt securities with unrealized losses as percentage of amortized cost basis of investment securities portfolio (in hundredth)	1.10%
Number of debt securities in continuous loss position for over 12 months | Security	147
Debt securities in a continuous loss position for over 12 months, amortized cost basis	$ 361,900
Debt securities in a continuous loss position for over 12 months, unrealized loss	7,100
Other-than-temporary impairment losses	0	0	$ 0
Gross realized gains	200	1,400	4,400
Gross realized losses	200	0	7
Tax (benefit) provision applicable to these realized net (losses)/gains	0	500	1,700
Proceeds from sales of securities	109,800	18,600	$ 77,900
Net unrealized gains (losses) available-for-sale securities included in AOCI , net of applicable income taxes	200	9,100
Gains reclassified out of AOCI into earnings, net of tax	200	1,000
US Government Agencies [Member]
Investment [Line Items]
Held To Maturity Securities, Amortized Cost	84,479	86,927		131,329
Held To Maturity Securities, Gross Unrealized Gains	0	0		0
Held To Maturity Securities, Gross Unrealized Losses	(1,950)	(5,971)		(1,708)
Held To Maturity Securities, Fair Value	$ 82,529	80,956		$ 129,621
Held To Maturity Securities, Less Than 12 Months, Number of Securities | Security	1			23
Held To Maturity Securities, Less Than 12 Months, Fair Value	$ 4,993			$ 105,966
Held To Maturity Securities, Less Than 12 Months, Gross Unrealized Losses	$ (7)			$ (1,192)
Held To Maturity Securities, 12 Months or More, Number of Securities | Security	19			7
Held To Maturity Securities, 12 Months or More, Fair Value	$ 77,536			$ 23,655
Held To Maturity Securities, 12 Months or More, Gross Unrealized Losses	$ (1,943)			$ (516)
Held To Maturity Securities, Total, Number of Securities | Security	20			30
Held To Maturity Securities, Total, Fair Value	$ 82,529			$ 129,621
Held To Maturity Securities, Total, Gross Unrealized Losses	(1,950)			(1,708)
Mortgage-backed Securities [Member]
Investment [Line Items]
Held To Maturity Securities, Amortized Cost	57,316	63,366		53,831
Held To Maturity Securities, Gross Unrealized Gains	57	0		26
Held To Maturity Securities, Gross Unrealized Losses	(214)	(2,680)		(543)
Held To Maturity Securities, Fair Value	$ 57,159	60,686		$ 53,314
Held To Maturity Securities, Less Than 12 Months, Number of Securities | Security	7			24
Held To Maturity Securities, Less Than 12 Months, Fair Value	$ 12,008			$ 45,158
Held To Maturity Securities, Less Than 12 Months, Gross Unrealized Losses	$ (13)			$ (543)
Held To Maturity Securities, 12 Months or More, Number of Securities | Security	12			0
Held To Maturity Securities, 12 Months or More, Fair Value	$ 29,415			$ 0
Held To Maturity Securities, 12 Months or More, Gross Unrealized Losses	$ (201)			$ 0
Held To Maturity Securities, Total, Number of Securities | Security	19			24
Held To Maturity Securities, Total, Fair Value	$ 41,423			$ 45,158
Held To Maturity Securities, Total, Gross Unrealized Losses	(214)			$ (543)
U.S. Treasuries [Member]
Investment [Line Items]
Available For Sale Securities, Amortized Cost	36,000	36,000
Available For Sale Securities, Gross Unrealized Gains	0	0
Available For Sale Securities, Gross Unrealized Losses	0	0
Available For Sale Securities, Fair Value	$ 36,000	$ 36,000
Available For Sale Securities, Less Than 12 Months, Number of Securities | Security	4	3		0
Available For Sale Securities, Less Than 12 Months, Fair Value	$ 24,000	$ 26,000		$ 0
Available For Sale Securities, Less Than 12 Months, Gross Unrealized Losses	$ 0	$ 0		$ 0
Available For Sale Securities, 12 Months or More, Number of Securities | Security	0	0		0
Available For Sale Securities, 12 Months or More, Fair Value	$ 0	$ 0		$ 0
Available For Sale Securities, 12 Months or More, Gross Unrealized Losses	$ 0	$ 0		$ 0
Available For Sale Securities, Total, Number of Securities | Security	4	3		0
Available For Sale Securities, Total, Fair Value	$ 24,000	$ 26,000		$ 0
Available For Sale Securities, Total, Gross Unrealized Losses	0	0
US Government Agencies [Member]
Investment [Line Items]
Available For Sale Securities, Amortized Cost	295,620	302,816		281,825
Available For Sale Securities, Gross Unrealized Gains	30	0		64
Available For Sale Securities, Gross Unrealized Losses	(4,155)	(16,117)		(2,077)
Available For Sale Securities, Fair Value	$ 291,495	$ 286,699		$ 279,812
Available For Sale Securities, Less Than 12 Months, Number of Securities | Security	4	65		45
Available For Sale Securities, Less Than 12 Months, Fair Value	$ 43,983	$ 218,047		$ 118,120
Available For Sale Securities, Less Than 12 Months, Gross Unrealized Losses	$ (17)	$ (11,110)		$ (825)
Available For Sale Securities, 12 Months or More, Number of Securities | Security	66	21		23
Available For Sale Securities, 12 Months or More, Fair Value	$ 232,482	$ 68,652		$ 90,889
Available For Sale Securities, 12 Months or More, Gross Unrealized Losses	$ (4,138)	$ (5,007)		$ (1,252)
Available For Sale Securities, Total, Number of Securities | Security	70	86		68
Available For Sale Securities, Total, Fair Value	$ 276,465	$ 286,699		$ 209,009
Available For Sale Securities, Total, Gross Unrealized Losses	(4,155)	(16,117)		(2,077)
Corporate Debt Securities [Member]
Investment [Line Items]
Available For Sale Securities, Amortized Cost	126,654	142,580		128,779
Available For Sale Securities, Gross Unrealized Gains	4,415	3,729		3,803
Available For Sale Securities, Gross Unrealized Losses	(1,006)	(1,828)		(1,507)
Available For Sale Securities, Fair Value	$ 130,063	$ 144,481		$ 131,075
Available For Sale Securities, Less Than 12 Months, Number of Securities | Security	37	154		84
Available For Sale Securities, Less Than 12 Months, Fair Value	$ 15,395	$ 39,555		$ 28,961
Available For Sale Securities, Less Than 12 Months, Gross Unrealized Losses	$ (238)	$ (1,378)		$ (821)
Available For Sale Securities, 12 Months or More, Number of Securities | Security	50	22		30
Available For Sale Securities, 12 Months or More, Fair Value	$ 15,397	$ 5,173		$ 10,118
Available For Sale Securities, 12 Months or More, Gross Unrealized Losses	$ (768)	$ (450)		$ (686)
Available For Sale Securities, Total, Number of Securities | Security	87	176		114
Available For Sale Securities, Total, Fair Value	$ 30,792	$ 44,728		$ 39,079
Available For Sale Securities, Total, Gross Unrealized Losses	(1,006)	(1,828)		(1,507)
Mutual Funds or Other Equity Securities [Member]
Investment [Line Items]
Available For Sale Securities, Amortized Cost	570	564		1,828
Available For Sale Securities, Gross Unrealized Gains	4	0		2,125
Available For Sale Securities, Gross Unrealized Losses		(8)
Available For Sale Securities, Fair Value	$ 574	$ 556		$ 3,953
Available For Sale Securities, Less Than 12 Months, Number of Securities | Security	0	1		0
Available For Sale Securities, Less Than 12 Months, Fair Value	$ 0	$ 492		$ 0
Available For Sale Securities, Less Than 12 Months, Gross Unrealized Losses	$ 0	$ (8)		$ 0
Available For Sale Securities, 12 Months or More, Number of Securities | Security	0	0		0
Available For Sale Securities, 12 Months or More, Fair Value	$ 0	$ 0		$ 0
Available For Sale Securities, 12 Months or More, Gross Unrealized Losses	$ 0	$ 0		$ 0
Available For Sale Securities, Total, Number of Securities | Security	0	1		0
Available For Sale Securities, Total, Fair Value	$ 0	$ 492		$ 0
Available For Sale Securities, Total, Gross Unrealized Losses	0	(8)
Municipal Bonds [Member]
Investment [Line Items]
Available For Sale Securities, Amortized Cost	40,599	16,091		49,461
Available For Sale Securities, Gross Unrealized Gains	1,077	384		277
Available For Sale Securities, Gross Unrealized Losses		0		(495)
Available For Sale Securities, Fair Value	$ 41,676	$ 16,475		$ 49,243
Available For Sale Securities, Less Than 12 Months, Number of Securities | Security	0			21
Available For Sale Securities, Less Than 12 Months, Fair Value	$ 0			$ 22,050
Available For Sale Securities, Less Than 12 Months, Gross Unrealized Losses	$ 0			$ (495)
Available For Sale Securities, 12 Months or More, Number of Securities | Security	0			0
Available For Sale Securities, 12 Months or More, Fair Value	$ 0			$ 0
Available For Sale Securities, 12 Months or More, Gross Unrealized Losses	$ 0			$ 0
Available For Sale Securities, Total, Number of Securities | Security	0			21
Available For Sale Securities, Total, Fair Value	$ 0			$ 22,050
Available For Sale Securities, Total, Gross Unrealized Losses	$ 0			$ (495)